CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income (loss)	$ 52,337,158	$ 51,086,289	$ (71,049,371)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	33,336,600	45,215,493	47,386,277
Unrealized loss on marketable securities			(804,621)
Realized gain on marketable securities	(2,903,786)	(234,338)	(734,904)
Income from equity in affiliates	(3,834,802)	(2,813,849)	(375,509)
Allowance for doubtful accounts	26,381,555	29,146,892	27,958,218
Share-based compensation	22,175,722	18,903,027	35,656,525
Amortization of discounts related to liability for exclusive rights	52,922	935,177	1,882,804
Amortization of debt discount and issuance cost	1,627,183	37,879
Others	(1,031,539)	(172,944)	1,155,317
Changes in operating assets and liabilities:
Restricted cash	198,730	438,860	(167,175)
Customer deposits	(25,477,768)	14,848,744	(10,479,863)
Accounts receivable	(91,288,124)	(80,108,256)	(88,257,121)
Marketable securities	2,897,049	3,916,706	5,826,280
Amounts due from related parties	(4,830,844)	(944,036)	1,181,561
Properties held for sale and advance payment for properties to be held for sale	(3,499,706)	(55,657,811)	980,571
Prepaid expenses and other current assets	(5,190,461)	(1,573,079)	4,908,018
Other non-current assets	550,250	(14,399,728)	(4,889,458)
Accounts payable	(3,007,370)	3,688,255	1,726,897
Accrued payroll and welfare expenses	13,930,717	34,489,244	18,570,558
Income tax payable	18,887,611	43,664,036	10,449,070
Other tax payable	9,379,946	15,485,548	5,612,517
Amounts due to related parties	1,669,193	(1,243,912)	2,769,138
Other current liabilities	(5,695,764)	40,174,923	3,952,552
Other non-current liabilities	(814,929)	(245,919)	203,288
Deferred taxes	(11,867,112)	(30,745,061)	(15,644,865)
Net cash provided by (used in) operating activities	23,982,431	113,892,140	(22,183,296)
Investing activities:
Deposit for and purchase of property and equipment and intangible assets	(45,244,388)	(32,971,714)	(31,847,330)
Purchase of subsidiaries, net of cash acquired		(5,259,451)
Prepayment for investment	(7,766,948)	(15,745,728)
Restricted cash for collateral of bank loans	(38,290,478)
Proceeds from disposal of subsidiaries			157,359
Investment in affiliates	(8,890,449)	(5,766,873)	(2,161,001)
Capital return of investment in affiliates	6,525,361	6,202,093
Proceeds from disposal of property and equipment	5,350,020	1,727,724	425,432
Investment in preferred shares of a private entity	(25,719,808)
Purchase of short-term investment		(1,279,340)
Proceeds from short-term investment	1,277,032
Net cash used in investing activities	(112,759,658)	(53,093,289)	(33,425,540)
Financing activities:
Purchases of non-controlling interest	(14,613,056)
Proceeds from issuance of ordinary shares of Leju upon initial public offering, net of paid issuance costs of $15,036,616	120,257,584
Short-term borrowing	35,953,500
Purchases of shares of CRIC from public			(113,124,632)
New shares issued to management		62,621,240
Contribution from non-controlling interest	19,925,043	8,030,815	291,839
Proceeds from exercise of options	14,529,652	15,329,388	815,522
Advance from related parties	276,000	2,760,000
Repayment of loans from non-controlling interests	(253,400)
Proceeds from issuance of convertible senior notes, net of discount of $3,375,000		131,625,000
Proceeds from partially disposal of subsidiaries	176,704,417
Debt issuance costs		(1,551,570)
Payment of call option		(44,999,998)
Repurchase of shares		(17,772,586)	(1,569,815)
Dividends	(43,111,414)	(19,946,745)	(11,866,670)
Dividends to non-controlling interests shareholders	(2,508,620)	(338,941)	(319,675)
Net cash provided by (used in) financing activities	307,159,706	135,756,603	(125,773,431)
Effect of exchange rate changes on cash and cash equivalents	(1,085,018)	5,922,352	218,282
Net increase (decrease) in cash and cash equivalents	217,297,461	202,477,806	(181,163,985)
Cash and cash equivalents at the beginning of the year	413,319,174	210,841,368	392,005,353
Cash and cash equivalents at the end of the year	630,616,635	413,319,174	210,841,368
Supplemental disclosure of cash flow information:
Income taxes paid	7,175,015	4,986,562	6,568,082
Interest paid	3,691,875
Non-cash investing and financing activities:
Decrease in amount due to related party due to vesting of restricted shares	(1,012,000)	(263,106)	(262,594)
Ordinary shares issued in connection with the merger of CRIC			38,786
Additional paid-in capital recognized in connection with the merger of CRIC			102,606,355
Non-controlling interest recognized in connection with business acquisition		48,518
Non-controlling interest derecognized in connection with the merger of CRIC			254,656,627
Consideration payable for amount recognized in purchase of exclusive rights		8,967,972	22,892,042
Dividend payable to non-controlling interest	536,446	536,446	536,446
Dividends payable to E-House shareholders	12,902,488
Non-controlling interest recognized in connection with the distribution of Leju ordinary shares to E-House shareholders as dividends	21,569,028
Payable for acquisition of non-controlling interest	25,645,630
Waive the payable to non-controlling interest in connection with the acquisition of non-controlling interest	746,600
Unrealized gains for investment in preferred shares of a private entity	$ 13,765,098